Investment Strategy - Hartford Capital Appreciation HLS Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund normally invests at least 65% of its net assets in common stocks. The Fund may invest in securities of any market capitalization, but tends to focus on medium and large companies. The Fund’s portfolio managers select stocks from an investment universe populated by multiple fundamental equity investment teams at the sub-adviser, Wellington Management Company LLP (“Wellington Management”), with different investment approaches and styles. Each fundamental equity team has a distinct investment philosophy and analytical process to identify securities. The Fund’s investment universe represents a wide range of investment philosophies, companies, industries and market capitalizations. The Fund’s portfolio managers choose a subset of companies from the investable universe for inclusion in the portfolio to seek to create a portfolio of high conviction stocks based on the views of the fundamental equity investment teams. The Fund’s portfolio managers also may invest a portion of the Fund’s assets in securities that it believes may complement the Fund’s total risk profile. The Fund’s portfolio managers do not allocate a set percentage to any investment style or security but instead seek a flexible and diversified Fund profile. The Fund’s portfolio managers also use quantitative portfolio construction tools as part of their process. Based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. The Fund may trade portfolio securities actively.